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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Indemnity Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:  028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

    /s/Kenneth S. Miller           Fairfield, Ohio             October 24, 2005



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                        1

Form 13F Information Table Entry Total:                  5

Form 13F Information Table Value Total                  16,336

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No.___________


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

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                        COLUMN 8
COLUMN 1                      COLUMN 2   COLUMN 3   COLUMN 4   COLUMN 5                 COLUMN 6     COLUMN 7      VOTING AUTHORITY
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NAME OF                       TITLE OF               VALUE     SHRS OR  SH/   PUT/    INVESTMENT      OTHER
 ISSUER                        CLASS      CUSIP     [x$1000]   PRN AMT  PRN   CALL    DISCRETION     MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION        COMMON   30231G102     6,481    102,000   SH            SHARED           01       --    102,000    --
GENERAL ELECTRIC CO.           COMMON   369604103     1,684     50,000   SH            SHARED           01       --     50,000    --
GENUINE PARTS CO               COMMON   372460105       644     15,000   SH            SHARED           01       --     15,000    --
JOHNSON & JOHNSON              COMMON   478160104     1,582     25,000   SH            SHARED           01       --     25,000    --
PROCTER & GAMBLE CORPORATION   COMMON   742718109     5,946    100,000   SH            SHARED           01       --    100,000    --
                                                     16,336    292,000                                                 292,000



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